Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,421,792)	$ (1,538,949)	$ (14,792,886)	$ (4,911,926)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	347,382	298,492	1,252,539	595,627
Bad debt provision			123,513
Amortization of debt issuance costs	15,825	70,212	128,583	189,414
Amortization of debt discount	379,313	242,631	864,350	689,554
Amortization of operating right of use assets	53,831	59,036	162,298	13,958
Debt extinguishment loss	728,278		16,105
Issuance of warrants to CEO		2,701	2,701
Issuance of class A common stock for services	286,696		397,892	216,252
Loss on debt modification	728,278		927,054
Beneficial conversion feature			4,137,261
Issuance of class A common stock in connection with general release agreement	20,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares	600,000
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(312,915)	(70,553)	(152,086)
Due from former owners	32,519	37,425	237,364	(233,898)
Inventory	25,852	(18,459)	84,912	(230,125)
Refundable income tax			40,343
Prepaid expenses and other current assets	(1,642,552)	60,414	(134,964)	(187,931)
Other assets	(61,094)	(70,431)	16,561
Accounts payable	315,165	550,043	2,187,663	974,040
Accrued expenses	(403,107)	118,450	813,144	230,326
Cumulative Series A preferred stock dividends payable	(92,322)
Operating lease liabilities	(40,108)	(50,467)	(133,119)	(3,600)
Net cash used in operating activities	(3,169,029)	(309,455)	(3,820,772)	(2,658,309)
Cash flows from investing activities:
Purchase of property and equipment	(156,945)	(14,002)	(383,729)	(134,971)
Purchase of intangible assets				(41,819)
Payment for acquisition of businesses			(1,485,800)	(14,511,804)
Advances for target acquisitions				21,798
Net cash used in investing activities	(156,945)	(14,002)	(1,869,529)	(14,666,796)
Cash flows from financing activities:
Proceeds from issuance of class A common stock and pre-funded warrants, net of issuance costs	3,375,458
Proceeds from issuance of class A common stock in connection with initial public offering, net of offering costs			5,439,571
Net proceeds from loan payable	549,185		2,038,531
Payments on loan payable	(1,032,540)		(1,923,474)
Proceeds from note payable, net of discount				12,253,585
Debt issuance costs				(260,611)
Proceeds from issuance of convertible series A preferred stock	200,000
Proceeds from convertible note payable	500,000
Repayment of note payable	(276,013)	(176,931)	(329,620)	(494,034)
Proceeds from issuance of bridge notes				2,600,000
Proceeds from issuance of convertible debentures		650,000	650,000	1,612,000
Repayment of convertible debentures	(100,000)		(250,000)
Net cash provided by financing activities	3,216,090	473,069	5,625,009	15,710,940
Net increase (decrease) in cash, cash equivalents and restricted cash	(109,884)	149,612	(65,292)	(1,614,165)
Cash, cash equivalents and restricted cash, beginning of period	378,961	444,253	444,253	2,058,418
Cash, cash equivalents and restricted cash, end of period	269,077	593,865	378,961	444,253
Supplemental Disclosure of Cash Flow Information
Interest payments during the year	1,316,378	239,430	1,316,378	239,430
Income taxes paid (refunded)		(188,952)		192,139
Noncash investing and financing activity
Acquisition of assets through operating leases			1,031,523	760,931
Series A Preferred Stock Dividend Paid-in-Kind	$ 212,270		271,245
Issuance of common stock in connection with business acquisition			400,000
Issuance of convertible series A preferred stock due to conversion of bridge notes			4,440,688
Issuance of class A common stock due to conversion of convertible debentures			$ 4,414,317